UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019

Form 13F File Number:  28-14443
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200

Signature, Place, and Date of Signing:

       /s/  Brian F. Nichols          New York, New York       August 15, 2011
      -----------------------        --------------------      ---------------
            [Signature]                 [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              21
                                            --------------------

Form 13F Information Table Value Total:            $103,322
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             Column 1              Column 2      Column 3   Column 4        Column 5       Column 6    Column 7      Column 8
------------------------------  --------------   ---------  ---------  ------------------------------- --------  ------------------
                                   TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
          NAME OF ISSUER             CLASS        CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRETION  MANAGER    SOLE   SHARED NONE
BP PLC                           SPONSORED ADR    055622104    4,739    107,000   SH      Sole                   107,000
CHINA REAL ESTATE INFO CORP           ADR         16948Q103    1,113    155,830   SH      Sole                   155,830
CITIGROUP INC                       COM NEW       172967424    3,549     85,240   SH      Sole                    85,240
DEERE & CO                            COM         244199105    2,506     30,400   SH      Sole                    30,400
FOCUS MEDIA HLDG LTD             SPONSORED ADR    34415V109    4,615    148,400   SH      Sole                   148,400
FRONTLINE LTD                         SHS         G3682E127    1,375     93,300   SH      Sole                    93,300
GENERAL MTRS CO                       COM         37045V100    4,056    133,600   SH      Sole                   133,600
INTERNAP NETWORK SVCS CORP       COM PAR $.001    45885A300    2,748    373,900   SH      Sole                   373,900
ISHARES TR                        RUSSELL 2000    464287655      414      5,000   SH      Sole                     5,000
PENNEY J C INC                        COM         708160106    2,228     64,500   SH      Sole                    64,500
KKR & CO L P DEL                   COM UNITS      48248M102    5,854    358,700   SH      Sole                   358,700
LIBERTY MEDIA CORP NEW           LIB STAR COM A   53071M708    5,771     76,700   SH      Sole                    76,700
NYSE EURONEXT                         COM         629491101    1,929     56,300   SH      Sole                    56,300
NASDAQ OMX GROUP INC                  COM         631103108    2,042     80,700   SH      Sole                    80,700
RACKSPACE HOSTING INC                 COM         750086100    4,919    115,100   SH      Sole                   115,100
SAKS INC                              COM         79377W108    2,178    195,000   SH      Sole                   195,000
SPDR S&P 500 ETF TR                 TR UNIT       78462F103   44,210    335,000   SH      Sole                   335,000
SPDR INDEX SHS FDS               S&P CHINA ETF    78463X400    3,525     45,000   SH      Sole                    45,000
SPDR S&P MIDCAP 400 ETF TR       UTSER1 S&PDCRP   78467Y107      887      5,000   SH      Sole                     5,000
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF  922042858    3,403     70,000   SH      Sole                    70,000
VISIONCHINA MEDIA INC              SPONS ADR      92833U103    1,261    445,700   SH      Sole                   445,700